Schedule of Investments (unaudited) October 31, 2019	iShares® Edge MSCI Multifactor USA Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.1%
Spirit AeroSystems Holdings Inc., Class A	372	$30,437

Air Freight & Logistics — 1.3%
Expeditors International of Washington Inc.	478	34,865

Auto Components — 0.9%
Lear Corp.	209	24,614

Building Products — 2.0%
Lennox International Inc.	122	30,178
Owens Corning	387	23,715

		53,893

Capital Markets — 3.3%
Eaton Vance Corp., NVS	406	18,513
MarketAxess Holdings Inc.	118	43,494
SEI Investments Co.	464	27,803

		89,810

Chemicals — 3.6%
Celanese Corp.	350	42,402
Eastman Chemical Co.	444	33,762
Mosaic Co. (The)	1,016	20,198

		96,362

Communications Equipment — 2.3%
F5 Networks Inc.(a)	211	30,401
Juniper Networks Inc.	1,228	30,479

		60,880

Construction & Engineering — 1.7%
Fluor Corp.	264	4,253
Jacobs Engineering Group Inc.(b)	439	41,082

		45,335

Consumer Finance — 1.3%
Ally Financial Inc.	1,168	35,776

Diversified Consumer Services — 0.7%
H&R Block Inc.	725	18,118

Diversified Financial Services — 1.8%
AXA Equitable Holdings Inc.	953	20,585
Voya Financial Inc.	515	27,789

		48,374

Electric Utilities — 2.4%
OGE Energy Corp.	705	30,357
Pinnacle West Capital Corp.	355	33,413

		63,770

Electrical Equipment — 0.7%
Acuity Brands Inc.	141	17,595

Electronic Equipment, Instruments & Components — 4.9%
Arrow Electronics Inc.(a)	300	23,784
Flex Ltd.(a)	1,838	21,597
Keysight Technologies Inc.(a)	441	44,501
Zebra Technologies Corp., Class A(a)	177	42,103

		131,985

Entertainment — 0.9%
Viacom Inc., Class B, NVS	1,128	24,320

Equity Real Estate Investment Trusts (REITs) — 7.6%
Healthpeak Properties Inc.	1,174	44,166
Host Hotels & Resorts Inc.	1,880	30,813

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Kimco Realty Corp.	1,485	$32,017
Liberty Property Trust	522	30,834
National Retail Properties Inc.	574	33,814
VEREIT Inc.	3,415	33,604

		205,248

Food Products — 1.8%
Ingredion Inc.	236	18,644
JM Smucker Co. (The)	289	30,542

		49,186

Gas Utilities — 1.1%
UGI Corp.	594	28,316

Health Care Equipment & Supplies — 4.4%
Cooper Companies Inc. (The)	125	36,375
ResMed Inc.	333	49,257
Varian Medical Systems Inc.(a)	265	32,015

		117,647

Health Care Providers & Services — 4.0%
Henry Schein Inc.(a)	499	31,230
Quest Diagnostics Inc.	367	37,159
Universal Health Services Inc., Class B	275	37,801

		106,190

Hotels, Restaurants & Leisure — 1.6%
Chipotle Mexican Grill Inc.(a)	56	43,577

Household Products — 1.4%
Church & Dwight Co. Inc.	531	37,138

Independent Power and Renewable Electricity Producers — 2.7%
AES Corp./VA	2,076	35,396
NRG Energy Inc.	932	37,392

		72,788

Insurance — 3.1%
Erie Indemnity Co., Class A, NVS	89	16,400
Fidelity National Financial Inc.	866	39,697
Globe Life Inc.	53	5,159
Unum Group	757	20,848

		82,104

Interactive Media & Services — 2.0%
IAC/InterActiveCorp.(a)	165	37,496
TripAdvisor Inc.(a)	375	15,150

		52,646

IT Services — 4.0%
Akamai Technologies Inc.(a)	454	39,271
EPAM Systems Inc.(a)	192	33,784
Jack Henry & Associates Inc.	249	35,249

		108,304

Life Sciences Tools & Services — 1.4%
Waters Corp.(a)	176	37,245

Machinery — 1.2%
Snap-on Inc.	196	31,883

Media — 2.8%
Discovery Inc., Class A(a)(b)	553	14,906
Discovery Inc., Class C, NVS(a)	1,256	31,702
Interpublic Group of Companies Inc. (The)	1,367	29,732

		76,340

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Edge MSCI Multifactor USA Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining — 0.9%
Steel Dynamics Inc.	790	$23,984

Multi-Utilities — 1.5%
Ameren Corp.	529	41,103

Multiline Retail — 2.2%
Kohl’s Corp.	532	27,270
Macy’s Inc.	1,088	16,494
Nordstrom Inc.	420	15,078

		58,842

Oil, Gas & Consumable Fuels — 1.2%
HollyFrontier Corp.	572	31,426

Pharmaceuticals — 0.9%
Jazz Pharmaceuticals PLC(a)	201	25,252

Professional Services — 1.6%
ManpowerGroup Inc.	213	19,366
Robert Half International Inc.	421	24,111

		43,477

Real Estate Management & Development — 2.4%
CBRE Group Inc., Class A(a)	779	41,715
Jones Lang LaSalle Inc.	161	23,590

		65,305

Road & Rail — 1.5%
Old Dominion Freight Line Inc.	226	41,150

Semiconductors & Semiconductor Equipment — 2.7%
ON Semiconductor Corp.(a)	1,446	29,498
Skyworks Solutions Inc.	478	43,527

		73,025

Software — 3.1%
Cadence Design Systems Inc.(a)	574	37,511
Fortinet Inc.(a)	44	3,589
Synopsys Inc.(a)	319	43,304

		84,404

Specialty Retail — 5.2%
Advance Auto Parts Inc.	174	28,271
Best Buy Co. Inc.	558	40,081
Gap Inc. (The)	822	13,366
Tractor Supply Co.	349	33,162
Ulta Salon Cosmetics & Fragrance Inc.(a)	101	23,548

		138,428

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 3.7%
NetApp Inc.	551	$30,790
Seagate Technology PLC	758	43,987
Xerox Holdings Corp.(a)	730	24,769

		99,546

Textiles, Apparel & Luxury Goods — 3.0%
Capri Holdings Ltd.(a)	533	16,560
Lululemon Athletica Inc.(a)	229	46,778
Ralph Lauren Corp.	188	18,059

		81,397

Trading Companies & Distributors — 2.0%
HD Supply Holdings Inc.(a)	496	19,612
United Rentals Inc.(a)(b)	261	34,862

		54,474

Total Common Stocks — 99.9% (Cost: $2,552,615)		2,686,559

Short-Term Investments

Money Market Funds — 3.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.00%(c)(d)(e)	93,848	93,895
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.74%(c)(d)	2,000	2,000

		95,895

Total Short-Term Investments — 3.5% (Cost: $95,895)		95,895

Total Investments in Securities — 103.4% (Cost: $2,648,510)		2,782,454

Other Assets, Less Liabilities — (3.4)%		(92,453)

Net Assets — 100.0%		$2,690,001

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended October 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	—	93,848	93,848	$93,895	$19	(a)	$—	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,000	1,000	2,000	2,000	13		—	—

				$95,895	$32		$—	$—

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Schedule of Investments (unaudited) (continued) October 31, 2019	iShares® Edge MSCI Multifactor USA Mid-Cap ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$2,686,559	$—	$—	$2,686,559
Money Market Funds	95,895	—	—	95,895

	$2,782,454	$—	$—	$2,782,454

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

3